PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property And Equipment
Property, Plant and Equipment
	September 30, 2018	December 31, 2017
Processing and rail facility	$2,802,855	$2,914,422
Underground equipment	9,346,692	8,887,045
Surface equipment	4,532,724	3,957,603
Mining rights (Less: accumulated amortization of $181,385)	2,036,567	-
Land	-	178,683
Less: Accumulated depreciation	(6,600,108)	(4,820,569)

Total Property and Equipment, Net	$12,118,730	$11,117,184

	2017	2016
Processing and rail facility	$2,914,422	$2,914,422
Underground equipment	8,887,045	7,500,512
Surface equipment	3,957,603	3,751,054
Land	178,683	178,683
Less: Accumulated depreciation	(4,820,569)	(2,262,855)

Total Property and Equipment, Net	$11,117,184	$12,081,816

Property, Plant and Equipment, Estimated Useful Lives
Processing and Rail Facilities	20 years
Surface Equipment	7 years
Underground Equipment	5 years
Mining Rights	5 years

Processing and Rail Facilities	20 years
Surface Equipment	7 years
Underground Equipment	5 years